Earnings Per Share - Schedule of Basic and Diluted Net (Loss)/Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net profit/(loss) attribute to ordinary shareholders (in Dollars and Yuan Renminbi)	¥ 43,082	$ 6,159	¥ (52,376)	¥ 99,263
Denominator:
Basic Weighted average number of shares outstanding (in Shares)	72,899,967	72,899,967	70,000,000	70,000,000
Continuing operations | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.13
Discontinued operations | (per share)				0.29
Basic net earnings per share | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.42
Diluted Weighted average number of shares outstanding (in Shares)	72,899,967	72,899,967	70,000,000	70,000,000
Continuing operations | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.13
Discontinued operations | (per share)				0.29
Diluted net earnings per share | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.42